TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

SUPPLEMENT NO. 1
dated October 13, 2023 to the Statement of Additional Information (“SAI”)
dated May 1, 2023

The Funds and certain other investment companies advised by Teachers Advisors, LLC (“Advisors”) and its affiliates are currently overseen by two separate groups of board members. One of these groups consists of the current board members of the mutual funds advised by Advisors that are series of the Trust and the TIAA-CREF Funds (collectively referred to herein as the “TC Life Funds,” and the board members thereof as the “TC Board Members”). The other group consists of the current board members of the funds advised by Nuveen Fund Advisors, LLC (referred to herein as the “Nuveen Funds,” and board members thereof as the “Nuveen Board Members”).

The TC Board Members and the Nuveen Board Members separately determined to approve the alignment and consolidation of the membership of the boards so that the TC Life Funds and the Nuveen Funds are overseen by the same board members. Accordingly, the TC Life Funds Board has proposed the election of twelve (12) board members. Four (4) of the nominees currently serve as TC Board Members. Eight (8) of the nominees currently serve as Nuveen Board Members. If shareholders approve the election of all of the nominees, the membership of the TC Life Funds Board will be expanded from eleven (11) to twelve (12) members, including the eight (8) nominees who currently serve as Nuveen Board Members, as well as the four (4) nominees who currently serve as TC Board Members (Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr). In connection with the board consolidation, seven (7) of the eleven (11) current TC Board Members (Forrest Berkley, Joseph A. Carrier, Janice C. Eberly, Nancy A. Eckl, Howell E. Jackson, Nicole Thorne Jenkins and James M. Poterba) are expected to resign as TC Board Members, effective as of December 31, 2023, and therefore have not been nominated for re-election as board members of the TC Life Funds, but will continue to serve as members of the board or management committee, as applicable, of College Retirement Equities Fund (“CREF”) and TIAA Separate Account VA-1 (“VA-1”), which are other investment companies advised by Advisors or its affiliate.

The nominees who currently serve as Nuveen Board Members and who do not currently serve as TC Board Members, each of whom would not be deemed an “interested person,” as that term is defined under the 1940 Act, of the Funds or Advisors, are:

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex(1) overseen by Trustee	Other directorships and positions held by Trustee
Amy B. R. Lancellotta 333 West Wacker Drive Chicago, IL 60606 YOB: 1959	None	Term: Indefinite Length of Service: Not Applicable	Formerly, Managing Director, Independent Directors Council (“IDC”) (2006-2019) (supports the fund independent director community and is part of the Investment Company Institute (“ICI”), which represents regulated investment companies); formerly, various positions with ICI (1989-2006).	135(2)	President (since 2023) and Member of the Board of Directors (since 2020), Jewish Coalition Against Domestic Abuse (JCADA).
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Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex(1) overseen by Trustee	Other directorships and positions held by Trustee
Joanne T. Medero 333 West Wacker Drive Chicago, IL 60606 YOB: 1954	None	Term: Indefinite Length of Service: Not Applicable	Formerly, Managing Director, Government Relations and Public Policy (2009-2020) and Senior Advisor to the Vice Chairman (2018-2020), BlackRock, Inc. (global investment management firm); formerly, Managing Director, Global Head of Government Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management businesses) (2006-2009); formerly, Managing Director, Global General Counsel and Corporate Secretary, Barclays Global Investors (global investment management firm) (1996-2006); formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm) (1993-1995); formerly, General Counsel, Commodity Futures Trading Commission (government agency overseeing U.S. derivatives markets) (1989-1993); formerly, Deputy Associate Director/Associate Director for Legal and Financial Affairs, Office of Presidential Personnel, The White House (1986-1989).	135(2)	Member (since 2019) of the Board of Directors of the Baltic-American Freedom Foundation.
Albin F. Moschner 333 West Wacker Drive Chicago, IL 60606 YOB: 1952	None	Term: Indefinite Length of Service: Not Applicable	Founder and Chief Executive Officer, Northcroft Partners, LLC (management consulting) (since 2012); previously, held positions at Leap Wireless International, Inc. (consumer wireless services), including Consultant (2011-2012), Chief Operating Officer (2008-2011) and Chief Marketing Officer (2004-2008); formerly, President, Verizon Card Services division of Verizon Communications, Inc. (telecommunication services) (2000-2003); formerly, President, One Point Services at One Point Communications (telecommunication services) (1999-2000); formerly, Vice President of the Board, Diba, Incorporated (internet technology provider) (1996-1997); formerly, various executive positions (1991-1996) and Chief Executive Officer (1995-1996) of Zenith Electronics Corporation (consumer electronics).	135(2)	Formerly, Chairman (2019) and Director (2012-2019), USA Technologies, Inc. (a provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial Corporation (1996-2016).
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Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex(1) overseen by Trustee	Other directorships and positions held by Trustee
John K. Nelson 333 West Wacker Drive Chicago, IL 60606 YOB: 1962	None	Term: Indefinite Length of Service: Not Applicable	Formerly, Senior External Advisor to the Financial Services practice of Deloitte Consulting LLP (2012-2014); Chief Executive Officer of ABN AMRO Bank N.V., North America, and Global Head of the Financial Markets Division (2007-2008), with various executive leadership roles in ABN AMRO Bank N.V. between 1996 and 2007.	135(2)	Member of the Board of Directors (since 2008) of Core12 LLC; formerly, Member of the President’s Council (2010- 2019) of Fordham University; formerly, Director (2009- 2018) of the Curran Center for Catholic American Studies.
Matthew Thornton III 333 West Wacker Drive Chicago, IL 60606 YOB: 1958	None	Term: Indefinite Length of Service: Not Applicable	Formerly, Executive Vice President and Chief Operating Officer (2018-2019), FedEx Freight Corporation, a subsidiary of FedEx Corporation (“FedEx”) (provider of transportation, e-commerce and business services through its portfolio of companies); formerly, Senior Vice President, U.S. Operations (2006-2018), Federal Express Corporation, a subsidiary of FedEx.	135(2)	Member of the Board of Directors (since 2014), The Sherwin-Williams Company (develops, manufactures, distributes and sells paints, coating and related products); Member of the Board of Directors (since 2020), Crown Castle International (provider of commu- nications infrastruc- ture); formerly, Member of the Board of Directors (2012-2018), Safe Kids Worldwide.
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Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex(1) overseen by Trustee	Other directorships and positions held by Trustee
Terence J. Toth 333 West Wacker Drive Chicago, IL 60606 YOB: 1959	None	Term: Indefinite Length of Service: Not Applicable	Formerly, Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control Corporation (manufacturing) (2012-2021); formerly, Director, Fulcrum IT services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, Legal & General Investment Management America, Inc. (asset management) (2008-2013); formerly, CEO and President, Northern Trust Global Investments (financial services) (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (financial services); formerly, Member, Northern Trust Mutual Funds Board (2005-2007), Northern Trust Global Investments Board (2004-2007), Northern Trust Japan Board (2004-2007) and Northern Trust Hong Kong Board (1997-2004).	135(2)	Chair and Member of the Board of Directors (since 2021), Kehrein Center for the Arts; Member of the Board of Directors (philanthropy) (since 2008), Catalyst Schools of Chicago; Member of the Board of Directors (since 2012) (and Former Investment Committee Chair (2017-2022)), Mather Foundation (philanthropy); formerly, Member, Chicago Fellowship Board (philanthropy) (2005-2016).
Margaret L. Wolff 333 West Wacker Drive Chicago, IL 60606 YOB: 1955	None	Term: Indefinite Length of Service: Not Applicable	Formerly, Of Counsel, Skadden, Arps, Slate, Meagher & Flom LLP (legal services) (2005-2014).	135(2)	Member of the Board of Trustees (since 2005) of New York-Presbyterian Hospital; Member of the Board of Trustees (since 2004) (and former Chair (2015-2022)), The John A. Hartford Foundation (philanthropy dedicated to improving the care older adults); formerly, Member (2005- 2015) and Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke College.
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Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex(1) overseen by Trustee	Other directorships and positions held by Trustee
Robert L. Young 333 West Wacker Drive Chicago, IL 60606 YOB: 1963	None	Term: Indefinite Length of Service: Not Applicable	Formerly, Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. (financial services) (2010-2016); formerly, President and Principal Executive Officer (2013-2016), and Senior Vice President and Chief Operating Officer (2005-2010), of J.P. Morgan Funds; formerly, Director and various officer positions for J.P. Morgan Investment Management Inc. (formerly, JPMorgan Funds Management, Inc. and formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (financial services) (formerly, One Group Dealer Services, Inc. (1999-2017).	135(2)	None.
[1]	As used in this table, the Fund Complex consists of the Nuveen Funds, the TC Funds and the TC Life Funds.
[2]	In connection with the board consolidation, each nominee is also standing for election, or expected to be appointed, to oversee additional funds in the Fund Complex. If so elected, the Number of portfolios in fund complex overseen by Trustee will be as follows on January 1, 2024:
Amy B.R. Lancellotta	214
Joanne T. Medero	214
Albin F. Moschner	214
John K. Nelson	214
Matthew Thornton III	214
Terence J. Toth	214
Margaret L. Wolff	214
Robert L. Young	214

In addition, certain nominees may from time to time be appointed or elected to other boards overseeing additional portfolios in the Fund Complex.

The nominees were unanimously approved by the Board to stand for election.

A notice of special meeting of shareholders, proxy statement and proxy card are expected to be mailed to shareholders of each Fund of record as of October 5, 2023. The shareholder meeting is expected to be held on or about November 20, 2023. If elected, nominees who currently serve as Nuveen Board Members are expected to be seated as members of your Fund’s Board effective as of January 1, 2024.

This supplement is not a solicitation of any vote, consent or proxy from any Fund shareholder.

Solicitation of shareholder approval of the election of the nominees will be made only pursuant to separate proxy materials filed with the Securities and Exchange Commission (“SEC”) under applicable federal securities laws. Shareholders are urged to read any such proxy materials when they become available because they will contain important information about the proposed board consolidation and nominees. Shareholders will be able to obtain, free of charge, copies of these documents, when available, at https://www.tiaa.org/public/about-tiaa/corporate-governance-leadership/document-library. You may also obtain these documents directly from the SEC on the EDGAR Database on the SEC’s website at http://www.sec.gov. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov.

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The following is added to the section directly after the “Equity ownership of the Trustees” table:

The table below presents information on Trustees who own securities in companies (other than registered investment companies) that are advised by entities that are under common control with the Funds’ investment adviser, Advisors, as of December 31, 2022:

Name of Trustee	Name of Owners/ Relationships to Trustee	Companies[2]	Title of Class	Value of Securities[3]	Percent of Class[4]
Thomas J. Kenny	Thomas Joseph Kenny 2021 Trust (Mr. Kenny is Initial Trustee and Settlor.)	Global Timber Resources LLC	None	$61,063	0.01%
	KSHFO, LLC[1]	Global Timber Resources Investor Fund, LP	None	3,593	0.39
	KSHFO, LLC[1]	Global Agriculture II Investor Fund LP	None	9,448	0.67
[1]	Mr. Kenny owns 6.6% of KSHFO, LLC.
[2]	Advisors and the investment advisers to these Companies are indirectly commonly controlled by Nuveen, LLC.
[3]	These amounts reflect the current value of holdings as of December 31, 2022.
[4]	These percentages reflect the overall amount committed to invest in the Companies, not current ownership percentages.
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A41504 (10/23)

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